Changes in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of impact, net of tax, of transition to IFRS 15 on retained earnings on 1 January 2018

United States Dollar
Figures in millions unless otherwise stated	Impact of adopting IFRS 15 at 1 January 2018
Retained earnings
Revenue	(15.0)
Cost of sales	11.5

Impact at 1 January 2018	(3.5)

Summary of Impact on Consolidated Income Statement and Statement of Other Comprehensive Income and Cash flow Statement

	United States Dollar
Figures in millions unless otherwise stated	As reported	2018 Adjustment	Amounts without adoption of IFRS 15
Revenue	2,577.8	(15.0)	2,562.8
Cost of sales	(2,043.0)	11.5	(2,031.5)
Others	(879.6)	—	(879.6)

(Loss)/profit for the year	(344.8)	(3.5)	(348.3)

Other comprehensive income, net of tax	(330.0)	—	(330.0)

Total comprehensive income for the year	(674.8)	(3.5)	(678.3)

	United States Dollar
Figures in millions unless otherwise stated	As reported	2018 Adjustment	Amounts without adoption of IFRS 15
Cash flows from operating activities
Cash generated by operations	998.0	(3.5)	994.5
Change in working capital	(16.3)	3.5	(12.8)
Others	(423.9)	—	(423.9)

	557.8	—	557.8

Summary of Impact of Transition to IFRS 9 on the Classification of Financial Assets

				United States Dollar
Figures in millions unless otherwise stated	Note	Original classification under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Environmental trust funds	37	FVTPL	FVTPL	7.3	7.3
Environmental trust funds	37	Loans and receivables	Amortised cost	48.2	48.2
Trade and other receivables	37	Loans and receivables	Amortised cost	45.3	45.3
Cash and cash equivalents	37	Loans and receivables	Amortised cost	479.0	479.0
Trade receivables from provisional copper and gold concentrate sales	37	FVTPL	FVTPL	21.2	21.2
Investments¹	37	Available for sale	FVOCI	99.1	99.1
Warrants	37	Derivative instruments	FVTPL	5.5	5.5
Gold and oil derivative contracts	37	Derivative instruments	FVTPL	25.0	25.0

Total financial assets				730.6	730.6

¹   As permitted by IFRS 9, the Group has designated these investments at the date of initial application at FVOCI. Unlike IAS 39, the accumulated fair value reserve related to these investments will never be reclassified to profit or loss.

Summary of Impact of Transition to IFRS 9 on the Classification of Financial Liabilities

				United States Dollar
Figures in millions unless otherwise stated	Note	Original classification under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Borrowings	37	Other financial liabilities	Other financial liabilities	1,781.5	1,781.5
Trade and other payables	37	Other financial liabilities	Other financial liabilities	451.0	451.0
Copper derivative contracts	37	FVTPL	FVTPL	3.3	3.3

Total financial liabilities				2,235.8	2,235.8